Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares			Value
	COMMON STOCKS - 101.0%
	Accommodation and Food Services - 0.1%
1,319	Caesars Entertainment, Inc. (a)		$134,050
947	Penn National Gaming, Inc. (a)(d)		76,802
			210,852
	Advertising - 0.1%
2,480	Interpublic Group of Cos., Inc.		92,330
1,361	Omnicom Group, Inc. (d)		99,653
			191,983
	Aerospace/Defense - 1.1%
3,479	Boeing Co. (a)(f)		763,641
1,453	General Dynamics Corp.		291,050
2,464	Howmet Aerospace, Inc.		78,232
1,305	L3Harris Technologies, Inc.		304,078
1,554	Lockheed Martin Corp.		559,129
951	Northrop Grumman Corp.		349,683
295	Teledyne Technologies, Inc. (a)		136,697
347	TransDigm Group, Inc. (a)		210,792
			2,693,302
	Agriculture - 0.8%
11,746	Altria Group, Inc.		590,002
3,521	Archer Daniels Midland Co.		211,260
9,883	Philip Morris International, Inc. (f)		1,017,949
			1,819,211
	Airlines - 0.2%
785	Alaska Air Group, Inc. (a)		45,012
4,057	American Airlines Group, Inc. (a)(d)		80,897
4,033	Delta Air Lines, Inc. (a)		163,094
3,728	Southwest Airlines Co. (a)		185,580
2,020	United Airlines Holdings, Inc. (a)		93,950
			568,533
	Apparel - 0.7%
2,198	Hanesbrands, Inc. (d)		41,058
8,130	Nike, Inc., Class B (f)		1,339,336
447	PVH Corp. (a)		46,841
305	Ralph Lauren Corp., Class A (d)		35,420
1,756	Tapestry, Inc.		70,802
1,198	Under Armour, Inc., Class A (a)(d)		27,722
1,243	Under Armour, Inc., Class C (a)		24,934
2,027	VF Corp. (d)		155,005
			1,741,118
	Auto Manufacturers - 0.5%
943	Cummins, Inc. (d)		222,529
24,681	Ford Motor Co. (a)		321,593
8,068	General Motors Co. (a)		395,413
2,203	PACCAR, Inc.		180,360
			1,119,895
	Auto Parts & Equipment - 0.1%
1,716	Aptiv PLC (a)		261,158
1,523	BorgWarner, Inc. (d)		65,002
			326,160
	Banks - 5.0%
47,845	Bank of America Corp. (f)(d)		1,997,529
5,098	Bank of New York Mellon Corp.		281,512
13,094	Citigroup, Inc. (f)		941,589
2,682	Citizens Financial Group, Inc.		117,445
877	Comerica, Inc.		64,819
4,477	Fifth Third Bancorp (d)		173,976
1,104	First Republic Bank (d)		219,630
2,155	Goldman Sachs Group, Inc.		891,114
9,275	Huntington Bancshares, Inc.		144,041
19,166	JPMorgan Chase & Co. (f)		3,065,602
6,099	KeyCorp (d)		123,932
809	M&T Bank Corp. (d)		113,268
9,454	Morgan Stanley		987,281
1,315	Northern Trust Corp.		155,854
2,675	PNC Financial Services Group, Inc.		511,192
6,045	Regions Financial Corp.		123,499
2,219	State Street Corp.		206,167
370	SVB Financial Group (a)		207,015
8,499	Truist Financial Corp.		484,953
26,094	Wells Fargo & Co. (f)		1,192,496
1,035	Zions Bancorp NA		59,926
			12,062,840
	Beverages - 1.4%
1,154	Brown-Forman Corp., Class B		81,034
24,643	Coca-Cola Co. (f)		1,387,647
1,073	Constellation Brands, Inc., Class A		226,553
1,193	Molson Coors Brewing Co., Class B (d)		56,703
2,338	Monster Beverage Corp. (a)		228,119
8,785	PepsiCo, Inc. (f)		1,373,886
			3,353,942
	Biotechnology - 1.4%
3,647	Amgen, Inc. (f)		822,508
952	Biogen, Inc. (a)		322,642
136	Bio-Rad Laboratories, Inc., Class A (a)		109,456
4,679	Corteva, Inc.		205,736
7,949	Gilead Sciences, Inc.		578,528
925	Illumina, Inc. (a)		422,873
1,186	Incyte Corp. (a)		90,717
668	Regeneron Pharmaceuticals, Inc. (a)		449,831
1,654	Vertex Pharmaceuticals, Inc. (a)		331,280
			3,333,571
	Building Materials - 0.5%
5,169	Carrier Global Corp.		297,734
877	Fortune Brands Home & Security, Inc.		85,394
4,582	Johnson Controls International PLC		342,734
393	Martin Marietta Materials, Inc.		149,831
1,636	Masco Corp.		99,338
840	Vulcan Materials Co.		156,181
			1,131,212
	Chemicals - 1.5%
1,404	Air Products & Chemicals, Inc.		378,392
742	Albemarle Corp. (d)		175,661
723	Celanese Corp.		114,668
1,357	CF Industries Holdings, Inc.		61,635
4,729	Dow, Inc.		297,454
3,382	DuPont de Nemours, Inc.		250,336
861	Eastman Chemical Co.		97,431
821	FMC Corp.		76,870
1,574	International Flavors & Fragrances, Inc.		238,461
3,304	Linde PLC		1,039,405
1,633	LyondellBasell Industries NV, Class A		163,872
2,195	Mosaic Co.		70,635
1,502	PPG Industries, Inc.		239,644
1,521	Sherwin-Williams Co.		461,882
			3,666,346
	Commercial Services - 2.6%
2,705	Automatic Data Processing, Inc.		565,453
559	Cintas Corp.		221,236
1,576	Ecolab, Inc.		355,167
769	Equifax, Inc.		209,368
529	FleetCor Technologies, Inc. (a)		139,275
546	Gartner, Inc. (a)		168,572
1,880	Global Payments, Inc.		305,763
2,361	IHS Markit, Ltd.		284,737
240	MarketAxess Holdings, Inc. (d)		114,221
1,016	Moody's Corp.		386,862
2,259	Nielsen Holdings PLC (d)		48,478
7,480	PayPal Holdings, Inc. (a)(f)		2,159,177
876	Quanta Services, Inc.		89,440
716	Robert Half International, Inc.		74,034
1,400	Rollins, Inc.		54,488
1,521	S&P Global, Inc.		675,050
458	United Rentals, Inc. (a)(d)		161,514
1,033	Verisk Analytics, Inc.		208,418
			6,221,253
	Computers - 7.7%
4,020	Accenture PLC, Class A		1,352,971
99,912	Apple, Inc. (f)		15,169,639
3,374	Cognizant Technology Solutions Corp., Class A		257,470
1,609	DXC Technology Co. (a)		59,083
855	Fortinet, Inc. (a)		269,445
8,153	Hewlett Packard Enterprise Co. (d)		126,045
7,566	HP, Inc.		225,013
5,670	International Business Machines Corp. (f)(d)		795,728
846	Leidos Holdings, Inc.		83,001
1,410	NetApp, Inc.		125,391
1,921	Western Digital Corp. (a)(d)		121,407
			18,585,193
	Cosmetics/Personal Care - 1.3%
5,362	Colgate-Palmolive Co.		417,968
1,485	Estee Lauder Cos., Inc., Class A		505,628
15,588	Procter & Gamble Co. (f)		2,219,575
			3,143,171
	Distribution/Wholesale - 0.3%
1,313	Copart, Inc. (a)		189,492
3,638	Fastenal Co.		203,183
1,765	LKQ Corp. (a)(d)		92,998
279	WW Grainger, Inc.		121,002
			606,675
	Diversified Financial Services - 3.9%
4,113	American Express Co.		682,593
738	Ameriprise Financial, Inc.		201,408
898	BlackRock, Inc. (f)		847,074
2,862	Capital One Financial Corp.		475,006
679	CBOE Global Markets, Inc. (d)		85,656
9,474	Charles Schwab Corp.		690,181
2,277	CME Group, Inc. (d)		459,316
1,930	Discover Financial Services (d)		247,465
1,722	Franklin Resources, Inc. (d)		55,862
3,562	Intercontinental Exchange, Inc.		425,766
2,382	Invesco, Ltd.		60,312
5,551	MasterCard, Inc., Class A (f)		1,921,923
730	Nasdaq, Inc.		142,919
775	Raymond James Financial, Inc.		108,423
3,431	Synchrony Financial (d)		170,692
1,441	T. Rowe Price Group, Inc.		322,597
10,768	Visa, Inc. (d)(f)		2,466,949
2,616	Western Union Co. (d)		56,610
			9,420,752
	Electric - 2.4%
4,241	AES Corp.		101,233
1,588	Alliant Energy Corp.		96,534
1,619	Ameren Corp.		142,019
3,151	American Electric Power Co., Inc. (d)		282,235
3,688	CenterPoint Energy, Inc. (d)		92,532
1,834	CMS Energy Corp.		117,614
2,173	Consolidated Edison, Inc.		163,953
5,118	Dominion Energy, Inc.		398,385
1,228	DTE Energy Co.		147,778
4,866	Duke Energy Corp.		509,276
2,411	Edison International		139,452
1,272	Entergy Corp. (d)		140,696
1,440	Evergy, Inc.		98,568
2,185	Eversource Energy		198,245
6,197	Exelon Corp.		303,777
3,432	FirstEnergy Corp.		133,402
12,433	NextEra Energy, Inc.		1,044,248
1,527	NRG Energy, Inc.		69,738
713	Pinnacle West Capital Corp.		54,830
4,874	PPL Corp.		143,052
3,197	Public Service Enterprise Group, Inc.		204,416
2,001	Sempra Energy		264,852
6,702	Southern Co.		440,522
1,998	WEC Energy Group, Inc.		188,771
3,424	Xcel Energy, Inc.		235,400
			5,711,528
	Electrical Components & Equipment - 0.3%
1,465	AMETEK, Inc.		199,196
3,808	Emerson Electric Co.		401,744
			600,940
	Electronics - 1.4%
1,924	Agilent Technologies, Inc. (d)		337,604
575	Allegion PLC		82,794
3,801	Amphenol Corp., Class A		291,271
2,142	Fortive Corp.		158,230
952	Garmin, Ltd.		166,057
4,416	Honeywell International, Inc.		1,024,115
1,180	Keysight Technologies, Inc. (a)		211,668
148	Mettler-Toledo International, Inc. (a)		229,819
710	PerkinElmer, Inc.		131,208
666	Roper Technologies, Inc.		321,864
2,098	TE Connectivity, Ltd.		315,162
393	Waters Corp. (a)		162,710
			3,432,502
	Engineering & Construction - 0.1%
826	Jacobs Engineering Group, Inc.		111,477

	Entertainment - 0.0% (b)
915	Live Nation Entertainment, Inc. (a)(d)		79,330

	Environmental Control - 0.3%
1,054	Pentair PLC		81,327
1,337	Republic Services, Inc.		165,962
2,465	Waste Management, Inc.		382,346
			629,635
	Food - 1.0%
1,290	Campbell Soup Co. (d)		53,832
3,109	Conagra Brands, Inc. (d)		102,970
3,880	General Mills, Inc.		224,303
930	Hershey Co.		165,261
1,784	Hormel Foods Corp. (d)		81,243
694	J.M. Smucker Co. (d)		85,827
1,625	Kellogg Co. (d)		102,602
4,108	Kraft Heinz Co. (d)		147,847
4,825	Kroger Co. (d)		222,095
928	Lamb Weston Holdings, Inc.		60,459
1,576	McCormick & Co., Inc.		135,993
8,976	Mondelez International, Inc., Class A		557,140
3,238	Sysco Corp.		257,907
1,878	Tyson Foods, Inc., Class A		147,461
			2,344,940
	Forest Products & Paper - 0.1%
2,485	International Paper Co.		149,324

	Gas - 0.1%
830	Atmos Energy Corp.		80,933
2,454	NiSource, Inc.		60,491
			141,424
	Hand/Machine Tools - 0.1%
342	Snap-on, Inc. (d)		76,933
1,016	Stanley Black & Decker, Inc.		196,362
			273,295
	Healthcare Products - 4.1%
11,332	Abbott Laboratories (f)		1,432,025
288	ABIOMED, Inc. (a)		104,820
458	Align Technology, Inc. (a)(d)		324,722
3,210	Baxter International, Inc.		244,666
8,976	Boston Scientific Corp. (a)		405,266
314	Cooper Cos., Inc. (d)		141,523
4,039	Danaher Corp.		1,309,282
1,388	Dentsply Sirona, Inc.		85,640
3,958	Edwards Lifesciences Corp. (a)		463,798
1,637	Hologic, Inc. (a)		129,569
542	IDEXX Laboratories, Inc. (a)		365,178
754	Intuitive Surgical, Inc. (a)		794,384
8,568	Medtronic PLC (f)		1,143,657
921	ResMed, Inc.		267,578
617	STERIS PLC		132,661
2,071	Stryker Corp.		573,874
295	Teleflex, Inc. (d)		116,661
2,499	Thermo Fisher Scientific, Inc.		1,386,820
471	West Pharmaceutical Services, Inc.		212,713
1,313	Zimmer Biomet Holdings, Inc.		197,541
			9,832,378
	Healthcare Services - 2.0%
1,556	Anthem, Inc.		583,702
3,713	Centene Corp. (a)		233,845
456	DaVita, Inc. (a)		59,631
1,665	HCA Healthcare, Inc.		421,212
819	Humana, Inc.		332,039
1,210	IQVIA Holdings, Inc. (a)		314,273
617	Laboratory Corp. of America Holdings (a)		187,185
830	Quest Diagnostics, Inc.		126,849
5,996	UnitedHealth Group, Inc. (f)		2,495,955
491	Universal Health Services, Inc., Class B (d)		76,478
			4,831,169
	Home Builders - 0.2%
2,099	DR Horton, Inc.		200,706
1,742	Lennar Corp., Class A		186,934
20	NVR, Inc. (a)(d)		103,599
1,691	PulteGroup, Inc.		91,077
			582,316
	Home Furnishings - 0.1%
844	Leggett & Platt, Inc. (d)		40,841
400	Whirlpool Corp. (d)		88,612
			129,453
	Household Products/Wares - 0.3%
526	Avery Dennison Corp.		118,555
1,554	Church & Dwight Co., Inc.		130,008
800	Clorox Co. (d)		134,440
2,143	Kimberly-Clark Corp. (d)		295,327
			678,330
	Housewares - 0.0% (b)
2,382	Newell Brands, Inc.		60,527

	Information - 0.1%
6,231	Lumen Technologies, Inc. (d)		76,641
666	PTC, Inc. (a)		87,686
			164,327
	Insurance - 3.3%
3,988	Aflac, Inc.		226,040
1,899	Allstate Corp.		256,897
5,464	American International Group, Inc.		298,116
1,428	Aon PLC, Class A		409,636
1,297	Arthur J Gallagher & Co.		186,275
384	Assurant, Inc. (d)		65,322
11,993	Berkshire Hathaway, Inc., Class B (a)(f)		3,427,240
2,847	Chubb Ltd.		523,620
946	Cincinnati Financial Corp.		116,736
254	Everest Re Group Ltd.		67,285
602	Globe Life, Inc.		57,834
2,263	Hartford Financial Services Group, Inc.		152,119
1,138	Lincoln National Corp. (d)		78,124
1,435	Loews Corp.		80,173
3,214	Marsh & McLennan Cos., Inc.		505,241
4,696	MetLife, Inc.		291,152
1,600	Principal Financial Group, Inc.		106,896
3,706	Progressive Corp.		357,036
2,505	Prudential Financial, Inc.		265,229
1,597	Travelers Cos., Inc.		255,057
1,287	Unum Group		34,260
814	Willis Towers Watson PLC		179,666
887	WR Berkley Corp.		66,800
			8,006,754
	Internet - 10.1%
1,913	Alphabet, Inc., Class A (a)(f)		5,536,126
2,730	Amazon.com, Inc. (a)(f)		9,475,257
258	Booking Holdings, Inc. (a)		593,315
891	CDW Corp.		178,744
4,079	eBay, Inc. (d)		313,022
895	Expedia Group, Inc. (a)		129,328
378	F5 Networks, Inc. (a)(d)		76,949
15,214	Facebook, Inc., Class A (a)(f)		5,771,887
2,818	Netflix, Inc. (a)(f)		1,603,977
3,676	NortonLifeLock, Inc.		97,635
5,076	Twitter, Inc. (a)		327,402
633	VeriSign, Inc. (a)		136,893
			24,240,535
	Iron/Steel - 0.1%
1,932	Nucor Corp.		227,126

	Leisure Time - 0.1%
5,058	Carnival Corp. (a)(d)		122,100
2,308	Norwegian Cruise Line Holdings Ltd. (a)(d)		59,639
1,381	Royal Caribbean Cruises Ltd. (a)(d)		114,250
			295,989
	Lodging - 0.3%
1,773	Hilton Worldwide Holdings, Inc. (a)		221,377
2,070	Las Vegas Sands Corp. (a)(d)		92,343
1,695	Marriott International, Inc., Class A (a)		229,062
2,602	MGM Resorts International		110,897
668	Wynn Resorts Ltd. (a)(d)		67,929
			721,608
	Machinery - Construction & Mining - 0.3%
3,474	Caterpillar, Inc.		732,562

	Machinery - Diversified - 0.8%
1,971	Deere & Co. (d)		745,097
911	Dover Corp. (d)		158,842
480	IDEX Corp. (d)		107,520
2,367	Ingersoll Rand, Inc. (a)		125,499
2,591	Otis Worldwide Corp.		238,942
737	Rockwell Automation, Inc.		239,857
1,127	Wabtec Corp.		101,193
1,143	Xylem, Inc. (d)		155,802
			1,872,752
	Manufacturing - 5.3%
1,811	Alphabet, Inc., Class C (a)		5,268,634
1,072	Catalent, Inc. (a)		139,832
857	Enphase Energy, Inc. (a)		148,887
398	Generac Holdings, Inc. (a)		173,918
6,922	General Electric Co.		729,648
1,979	Moderna, Inc. (a)		745,469
269	Monolithic Power Systems, Inc. (d)		133,136
2,461	NOV, Inc. (a)		32,411
1,754	NXP Semiconductors NV		377,338
1,591	Organon & Co. (f)		53,919
9,590	Raytheon Technologies Corp. (f)		812,848
1,266	Seagate Technology Holdings Plc		110,889
1,056	Teradyne, Inc. (d)		128,241
4,907	Tesla, Inc. (a)		3,610,178
1,582	Trimble, Inc. (a)		149,056
			12,614,404
	Media - 2.1%
878	Charter Communications, Inc., Class A (a)(d)		717,027
29,144	Comcast Corp., Class A (f)		1,768,458
1,026	Discovery, Inc., Class A (a)(d)		29,590
1,841	Discovery, Inc., Class C (a)		50,793
1,569	DISH Network Corp., Class A (a)		68,393
2,125	Fox Corp., Class A (d)		79,560
978	Fox Corp., Class B		33,868
2,475	News Corp., Class A		55,613
777	News Corp., Class B		17,117
3,860	ViacomCBS, Inc., Class B		159,997
11,592	Walt Disney Co. (a)(f)		2,101,630
			5,082,046
	Mining - 0.3%
9,252	Freeport-McMoRan, Inc.		336,680
5,059	Newmont Goldcorp Corp.		293,372
			630,052
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
2,396	APA Corp.		46,674

	Miscellaneous Manufacturing - 0.9%
3,667	3M Co. (f)		714,112
861	AO Smith Corp.		62,612
2,527	Eaton Corp PLC		425,446
1,827	Illinois Tool Works, Inc.		425,435
821	Parker-Hannifin Corp.		243,566
1,436	Textron, Inc.		104,354
1,516	Trane Technologies PLC		300,926
			2,276,451
	Office/Business Equipment - 0.1%
339	Zebra Technologies Corp., Class A (a)		199,051

	Oil & Gas - 2.0%
2,525	Cabot Oil & Gas Corp. (d)		40,122
12,229	Chevron Corp. (f)		1,183,400
8,546	ConocoPhillips		474,559
3,744	Devon Energy Corp. (d)		110,635
1,143	Diamondback Energy, Inc.		88,171
3,701	EOG Resources, Inc.		249,892
26,826	Exxon Mobil Corp. (f)		1,462,554
1,720	Hess Corp.		118,250
4,995	Marathon Oil Corp.		58,691
4,030	Marathon Petroleum Corp.		238,858
5,285	Occidental Petroleum Corp.		135,772
2,758	Phillips 66		196,066
1,463	Pioneer Natural Resources Co.		218,967
2,576	Valero Energy Corp.		170,815
			4,746,752
	Oil & Gas Services - 0.2%
4,594	Baker Hughes & GE Co., Class A		104,651
5,616	Halliburton Co.		112,208
8,803	Schlumberger, Ltd.		246,836
			463,695
	Packaging & Containers - 0.2%
9,827	Amcor PLC		126,277
2,096	Ball Corp.		201,132
599	Packaging Corp of America		90,868
976	Sealed Air Corp.		59,565
1,667	Westrock Co.		86,751
			564,593
	Pharmaceuticals - 5.2%
11,166	AbbVie, Inc. (f)		1,348,630
926	AmerisourceBergen Corp.		113,167
1,838	Becton Dickinson & Co.		462,625
14,194	Bristol-Myers Squibb Co.		949,011
1,854	Cardinal Health, Inc.		97,316
2,167	Cigna Corp. (d)		458,646
8,341	CVS Health Corp. (d)		720,579
610	DexCom, Inc. (a)(d)		322,946
5,068	Eli Lilly & Co. (f)		1,309,014
903	Henry Schein, Inc. (a)		68,258
16,757	Johnson & Johnson (f)		2,901,139
1,003	McKesson Corp.		204,752
16,105	Merck & Co., Inc. (f)		1,228,650
845	Perrigo Co. PLC		34,603
35,549	Pfizer, Inc. (f)		1,637,742
7,688	Viatris, Inc. (f)		112,475
3,013	Zoetis, Inc., Class A		616,339
			12,585,892
	Pipelines - 0.2%
12,341	Kinder Morgan, Inc.		200,788
2,806	ONEOK, Inc.		147,371
7,673	Williams Cos., Inc.		189,447
			537,606
	Professional, Scientific, and Technical Services - 0.1%
315	Charles River Laboratories International, Inc. (a)		139,816

	Real Estate - 0.1%
2,126	CBRE Group, Inc., Class A (a)		204,734

	Real Estate Investment Trusts - 2.6%
872	Alexandria Real Estate Equities, Inc.		179,955
2,900	American Tower Corp.		847,293
886	AvalonBay Communities, Inc.		203,408
903	Boston Properties, Inc.		102,030
2,754	Crown Castle International Corp.		536,176
1,804	Digital Realty Trust, Inc.		295,694
2,374	Duke Realty Corp.		124,659
575	Equinix, Inc.		484,984
2,175	Equity Residential		182,852
413	Essex Property Trust, Inc.		136,596
850	Extra Space Storage, Inc.		158,873
440	Federal Realty Investment Trust		53,579
3,423	Healthpeak Properties, Inc.		123,228
4,440	Host Hotels & Resorts, Inc. (a)(d)		73,526
1,836	Iron Mountain, Inc. (d)		87,669
3,815	Kimco Realty Corp.		83,129
724	Mid-America Apartment Communities, Inc.		139,276
4,696	Prologis, Inc.		632,363
968	Public Storage		313,254
2,368	Realty Income Corp. (d)		171,017
1,002	Regency Centers Corp.		68,757
697	SBA Communications Corp.		250,202
2,090	Simon Property Group, Inc.		281,000
1,883	UDR, Inc. (d)		101,720
2,371	Ventas, Inc.		132,634
999	Vornado Realty Trust (d)		41,838
2,649	Welltower, Inc. (d)		231,867
4,737	Weyerhaeuser Co.		170,532
			6,208,111
	Retail - 5.0%
416	Advance Auto Parts, Inc.		84,386
137	AutoZone, Inc. (a)		212,234
1,421	Best Buy Co., Inc.		165,561
1,026	CarMax, Inc. (a)(d)		128,465
180	Chipotle Mexican Grill, Inc. (a)(d)		342,599
2,797	Costco Wholesale Corp.		1,274,005
827	Darden Restaurants, Inc. (d)		124,588
1,499	Dollar General Corp.		334,142
1,491	Dollar Tree, Inc. (a)		134,995
247	Domino's Pizza, Inc. (d)		127,672
1,314	Gap, Inc. (d)		35,123
910	Genuine Parts Co.		111,193
6,737	Home Depot, Inc. (f)		2,197,475
4,474	Lowe's Cos., Inc.		912,204
4,751	McDonald's Corp. (f)		1,128,172
446	O'Reilly Automotive, Inc. (a)		264,960
2,262	Ross Stores, Inc.		267,821
7,488	Starbucks Corp.		879,765
3,144	Target Corp.		776,505
7,664	TJX Cos., Inc. (a)		557,326
736	Tractor Supply Co.		142,968
345	Ulta Beauty, Inc. (a)		133,622
4,534	Walgreens Boots Alliance, Inc.		230,100
8,709	Walmart, Inc. (f)		1,289,803
1,903	Yum! Brands, Inc.		249,350
			12,105,034
	Retail Trade - 0.1%
1,694	Bath & Body Works, Inc. (d)		114,311
804	Etsy, Inc. (a)(d)		173,873
			288,184
	Savings & Loans - 0.0% (b)
2,675	People's United Financial, Inc.		43,950

	Semiconductors - 5.3%
7,707	Advanced Micro Devices, Inc. (a)		853,319
3,400	Analog Devices, Inc. (d)		554,006
5,765	Applied Materials, Inc.		779,024
2,578	Broadcom, Inc. (f)		1,281,807
25,608	Intel Corp. (f)(d)		1,384,369
227	IPG Photonics Corp. (a)(d)		38,744
973	KLA Corp.		330,781
903	Lam Research Corp.		546,153
1,722	Microchip Technology, Inc.		270,974
7,088	Micron Technology, Inc.		522,386
15,819	NVIDIA Corp. (f)		3,541,083
714	Qorvo, Inc. (a)		134,253
7,136	QUALCOMM, Inc.		1,046,780
1,043	Skyworks Solutions, Inc.		191,349
5,844	Texas Instruments, Inc.		1,115,678
1,565	Xilinx, Inc. (a)		243,498
			12,834,204
	Shipbuilding - 0.0% (b)
255	Huntington Ingalls Industries, Inc.		52,063

	Software - 10.6%
4,928	Activision Blizzard, Inc. (d)		405,919
3,049	Adobe, Inc. (a)(f)		2,023,621
1,039	Akamai Technologies, Inc. (a)(d)		117,667
550	ANSYS, Inc. (a)		200,948
1,403	Autodesk, Inc. (a)		435,056
734	Broadridge Financial Solutions, Inc.		126,410
1,772	Cadence Design Systems, Inc. (a)(d)		289,687
1,926	Cerner Corp.		147,050
783	Citrix Systems, Inc.		80,547
1,827	Electronic Arts, Inc.		265,299
3,961	Fidelity National Information Services, Inc. (d)		506,097
3,771	Fiserv, Inc. (a)(d)		444,186
1,752	Intuit, Inc.		991,825
482	Jack Henry & Associates, Inc. (d)		85,015
48,032	Microsoft Corp. (f)		14,499,900
521	MSCI, Inc.		330,616
11,546	Oracle Corp. (f)		1,029,095
2,034	Paychex, Inc.		232,832
312	Paycom Software, Inc. (a)		152,537
6,157	salesforce.com, Inc. (a)(f)		1,633,268
1,266	ServiceNow, Inc. (a)		814,848
968	Synopsys, Inc. (a)		321,608
732	Take-Two Interactive Software, Inc. (a)		118,013
257	Tyler Technologies, Inc. (a)		124,825
			25,376,869
	Telecommunications - 2.3%
348	Arista Networks, Inc. (a)(d)		128,596
45,378	AT&T, Inc. (f)		1,244,265
26,730	Cisco Systems, Inc. (f)		1,577,605
4,834	Corning, Inc. (d)		193,312
2,075	Juniper Networks, Inc. (d)		60,133
1,068	Motorola Solutions, Inc.		260,827
3,734	T-Mobile US, Inc. (a)		511,633
26,293	Verizon Communications, Inc. (f)		1,446,115
			5,422,486
	Textiles - 0.0% (b)
374	Mohawk Industries, Inc. (a)		73,962

	Toys/Games/Hobbies - 0.0% (b)
808	Hasbro, Inc.		79,434

	Transportation - 1.5%
847	CH Robinson Worldwide, Inc. (d)		76,281
14,404	CSX Corp. (d)		468,562
1,072	Expeditors International of Washington, Inc.		133,614
1,542	FedEx Corp.		409,694
528	JB Hunt Transport Services, Inc.		93,667
579	Kansas City Southern		162,508
1,590	Norfolk Southern Corp.		403,129
608	Old Dominion Freight Line, Inc. (d)		175,542
4,217	Union Pacific Corp.		914,414
4,588	United Parcel Service, Inc., Class B		897,550
			3,734,961
	Water - 0.1%
1,153	American Water Works Co., Inc.		210,134

	Wholesale Trade - 0.0% (b)
254	Pool Corp.		125,552

	TOTAL COMMON STOCKS (Cost - $177,276,142)		242,692,940

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.9% (a)(c)(g)
	PURCHASED PUT OPTIONS - 0.8% (h)
	S&P 500 Index
160	Expiration: September 2021, Exercise Price: $4,140	72,362,880	$80,800
160	Expiration: October 2021, Exercise Price: $4,270	72,362,880	512,000
160	Expiration: November 2021, Exercise Price: $4,350	72,362,880	1,243,200
	TOTAL PURCHASED PUT OPTIONS (Cost - $5,245,029)		1,836,000

	PURCHASED CALL OPTIONS - 0.1%
	SPDR S&P 500 ETF Trust
3,000	Expiration: September 2021, Exercise Price: $455	135,468,000	139,500
	CBOE Volatility Index
3,000	Expiration: September 2021, Exercise Price $25	4,944,000	165,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $951,828)		304,500

	TOTAL PURCHASED OPTIONS (Cost - $6,196,857)		2,140,500

	SHORT TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
1,224,532	First American Treasury Obligations Fund, Class X, 0.01% (e)		1,224,532
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,224,532)		1,224,532

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%
17,119,938	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (e)		17,119,938
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $17,119,938)		17,119,938

	TOTAL INVESTMENTS - 109.5% (Cost - $201,817,469)		263,177,910
	Liabilities in Excess of Other Assets - (9.5)%		(22,893,861)
	NET ASSETS - 100.0%		$240,284,049

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.6)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (2.2)%
	S&P 500 Index
160	Expiration: September 2021, Exercise Price $4,390	72,362,880	2,409,600
160	Expiration: October 2021, Exercise Price $4,500	72,362,880	1,516,800
160	Expiration: November 2021, Exercise Price $4,600	72,362,880	1,172,800
	CBOE Volatility Index
3,000	Expiration: September 2021, Exercise Price $30	4,944,000	105,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,874,927)		5,204,200
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.4)%
	S&P 500 Index
160	Expiration: September 2021, Exercise Price $3,940	72,362,880	44,000
160	Expiration: October 2021, Exercise Price $3,980	72,362,880	227,200
160	Expiration: November 2021, Exercise Price $4,060	72,362,880	648,800
	CBOE Volatility Index
3,000	Expiration: September 2021, Exercise Price $17	4,944,000	142,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,977,247)		1,062,500
	TOTAL OPTIONS WRITTEN (Premiums Received $5,852,174)		$6,266,700

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each option is exercisable into 100 shares of the underlying security.
(d) All or a portion of this security is out on loan as of August 31, 2021.
(e) Interest rate reflects seven-day yield on August 31, 2021.
(f) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $102,003,597, which is 42.5% of total net assets.

(g) Held in connection with a written option, see Schedule of Written Options for more details.